Information about Geographic Areas and Major Customers Revenue from Significant Customers (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 154.0	$ 154.1